Shareholder Report, Holdings (Details)	May 31, 2025
C000188985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000188985 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000188985 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188985 [Member] | Digital Information Technologies Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188985 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Elopak A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188985 [Member] | DMG Mori Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188985 [Member] | Max Stock Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000188985 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188985 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000188985 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000188985 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188985 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188985 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188985 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000188985 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000188985 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000188985 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000188985 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000188985 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000188985 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000188985 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	6.00%
C000188985 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	36.90%
C000188985 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000188985 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.00%
C000188985 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%
C000188985 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000188985 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000188985 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000188985 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000188985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000091188 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091188 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091188 [Member] | Digital Information Technologies Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000091188 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Elopak A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091188 [Member] | DMG Mori Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091188 [Member] | Max Stock Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000091188 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091188 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000091188 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000091188 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091188 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000091188 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000091188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000091188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000091188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000091188 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000091188 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091188 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	6.00%
C000091188 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	36.90%
C000091188 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091188 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.00%
C000091188 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%
C000091188 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091188 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091188 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000091188 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000091188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000091187 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000091187 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000091187 [Member] | Digital Information Technologies Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000091187 [Member] | Sarantis S A Greece [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Elopak A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091187 [Member] | DMG Mori Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091187 [Member] | Max Stock Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000091187 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091187 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000091187 [Member] | All other [Member]
Holdings [Line Items]
Percent of Total Investments	20.10%
C000091187 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000091187 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091187 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000091187 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000091187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000091187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000091187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000091187 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000091187 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091187 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	6.00%
C000091187 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	36.90%
C000091187 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091187 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	5.00%
C000091187 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.80%
C000091187 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	2.90%
C000091187 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.30%
C000091187 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000091187 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000091187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%